13. COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Mar. 31, 2014
Operating lease payments due	$ 90,525
8910 University Center Lane, Suite 660, San Diego, CA 92122 office lease [Member]
Operating lease payments due	43,795
11585 Sorrento Valley Road, Suite 109, San Diego, California 92121 office leaser [Member]
Operating lease payments due	22,755
11 Deer Park Drive, South Brunswick, NJ [Member]
Operating lease payments due	$ 23,975